Commitments	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Commitments	Commitments
As of the balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment.
In February 2019, the Company entered into a global collaboration and license agreement with Halozyme
Therapeutics, which was later amended in September 2020 and again in September 2024.
Under the terms of the agreement, the Company will pay up to $40 million to achievement of specific regulatory and sales-based milestones related specifically to its FcRn target. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales.
Further, the Company will pay up to $78 million per other non-FcRn target subject to achievement of specified development, regulatory and sales-based milestones. This amount represents the maximum amount that would be paid per target if all milestones would be achieved but excludes variable royalty payments based on unit sales. The
Company has a total of six nominated targets under this agreement including its FcRn target.
The Company’s commercial supply is manufactured in collaboration with Lonza and Fujifilm. In the aggregate, the
Company has outstanding commitments under these commercial supply agreements amounting to approximately
$1.2 billion. These agreements provide commercial supply of efgartigimod to the Company’s global commercial operations through facilities in the U.S., Europe and Asia.